Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Office equipment	3 years
Mechanical equipment	3 – 5 years
Electronic equipment	3 – 5 years
Vehicles	3 – 5 years

Schedule of noncontrolling interests

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Ocean HK	(823,251)	(2,001,657)	(284,779)
HaiCloud Inc	-	7,175,508	1,020,872
Total non-controlling interests	(823,251)	5,173,851	736,093